Company Information - Equity financing (Details)				12 Months Ended
	Oct. 01, 2021 EUR (€) € / shares shares	Sep. 23, 2021 $ / shares shares	Aug. 02, 2021 USD ($)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Sep. 27, 2021 USD ($) shares	Jul. 15, 2020 EUR (€)
Disclosure of other provisions [line items]
Issue of ordinary shares | €				€ 25,426,000	€ 109,099,000	€ 8,903,000
Share capital | €				€ 409,000	€ 386,000	€ 268,000		€ 383,930.11
Number of shares outstanding				40,873,551
ADS
Disclosure of other provisions [line items]
Maximum aggregate sales proceeds | $			$ 100,000,000
ATM
Disclosure of other provisions [line items]
Number of shares represented by one depositary receipt			1
Percentage of dilution subject to regulatory limit			20.00%
ATM | ADS
Disclosure of other provisions [line items]
Number of shares represented by one depositary receipt	1	1
Issue of ADSs	130,856	2,083,334
Funds raised, price per share | (per share)	€ 14.40	$ 14.40
Share capital	€ 408,735.51						$ 407,426.95
Number of shares outstanding	40,873,551						40,742,695